Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000088099_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000088099_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000088099_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,175
C000088099_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000088099_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,178
C000088099_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,965
C000088099_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,139
C000088099_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,141
C000088099_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,135
C000088099_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,017
C000088099_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,419
C000088099_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,580
C000088099_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088099_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088099_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000088099_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,090
C000088099_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,400
C000088099_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,209
C000088099_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,486
C000088099_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,684
C000088099_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,774
C000088099_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,742
C000088099_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,203
C000088099_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,444
C000088099_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088099_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088099_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000088099_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000088099_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000088099_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000088099_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000088099_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000088099_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000088099_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000088099_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000088099_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000088100_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000088100_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000088100_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,825
C000088100_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,722
C000088100_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,950
C000088100_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000088100_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,057
C000088100_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,146
C000088100_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,212
C000088100_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,181
C000088100_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,584
C000088100_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,745
C000088100_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088100_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088100_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000088100_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,090
C000088100_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,400
C000088100_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,209
C000088100_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,486
C000088100_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,684
C000088100_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,774
C000088100_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,742
C000088100_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,203
C000088100_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,444
C000088100_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088100_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088100_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000088100_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000088100_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000088100_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000088100_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000088100_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000088100_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000088100_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000088100_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000088100_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000100043_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® U.S. Bond Index Fund
C000100043_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000100043_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,039
C000100043_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,917
C000100043_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,941
C000100043_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,649
C000100043_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,629
C000100043_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,289
C000100043_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,169
C000100043_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,903
C000100043_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,241
C000100043_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,459
C000100043_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000100043_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000100043_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000100043_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000100043_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000100043_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000100043_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000100043_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000100043_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000100043_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000100043_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000100043_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000205023_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205023_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205023_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,334
C000205023_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,275
C000205023_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,601
C000205023_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,652
C000205023_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,761
C000205023_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,847
C000205023_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,329
C000205023_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,555
C000205023_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Credit Bond Index
C000205023_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205023_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,331
C000205023_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,135
C000205023_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,409
C000205023_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,618
C000205023_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,708
C000205023_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,670
C000205023_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,128
C000205023_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,368
C000205023_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000205023_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205023_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205023_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205023_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205023_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205023_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205023_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205023_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000205023_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,626
C000211071_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Bond Index Fund
C000211071_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211071_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,601
C000211071_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,282
C000211071_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,266
C000211071_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,962
C000211071_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,850
C000211071_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,563
C000211071_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,889
C000211071_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000211071_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211071_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,596
C000211071_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,282
C000211071_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,272
C000211071_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,974
C000211071_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,855
C000211071_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,574
C000211071_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,906
C000088097_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000088097_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000088097_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,833
C000088097_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,738
C000088097_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,977
C000088097_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,831
C000088097_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,096
C000088097_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,184
C000088097_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,255
C000088097_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,233
C000088097_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,642
C000088097_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,807
C000088097_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088097_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088097_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000088097_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,090
C000088097_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,400
C000088097_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,209
C000088097_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,486
C000088097_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,684
C000088097_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,774
C000088097_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,742
C000088097_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,203
C000088097_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,444
C000088097_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088097_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088097_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000088097_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000088097_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000088097_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000088097_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000088097_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000088097_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000088097_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000088097_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000088097_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000069436_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Investment Grade Bond Fund
C000069436_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000069436_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,145
C000069436_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,099
C000069436_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,125
C000069436_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,033
C000069436_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,282
C000069436_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,917
C000069436_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,915
C000069436_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,820
C000069436_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,262
C000069436_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,506
C000069436_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000069436_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000069436_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000069436_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000069436_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000069436_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000069436_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000069436_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000069436_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000069436_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000069436_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000069436_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000088096_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Corporate Bond Fund
C000088096_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088096_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,277
C000088096_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,212
C000088096_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,550
C000088096_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,488
C000088096_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,808
C000088096_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,818
C000088096_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,929
C000088096_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,010
C000088096_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,488
C000088096_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,705
C000088096_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088096_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088096_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000088096_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,090
C000088096_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,400
C000088096_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,209
C000088096_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,486
C000088096_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,684
C000088096_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,774
C000088096_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,742
C000088096_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,203
C000088096_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,444
C000088096_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088096_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088096_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000088096_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000088096_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000088096_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000088096_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000088096_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000088096_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000088096_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000088096_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000088096_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000153158_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Short-Term Credit Fund
C000153158_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000153158_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,119
C000153158_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,202
C000153158_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,714
C000153158_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,180
C000153158_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,287
C000153158_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,866
C000153158_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,196
C000153158_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,024
C000153158_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,656
C000153158_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,071
C000153158_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit 1-3 Years Bond Index
C000153158_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000153158_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,159
C000153158_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,219
C000153158_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,739
C000153158_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,170
C000153158_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,275
C000153158_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,840
C000153158_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,080
C000153158_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,861
C000153158_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,479
C000153158_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,881
C000153158_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000153158_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000153158_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000153158_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000153158_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000153158_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000153158_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000153158_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000153158_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000153158_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000153158_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000153158_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,489
C000177581_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® U.S. Bond Index Fund
C000177581_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177581_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000177581_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,283
C000177581_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,340
C000177581_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000177581_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,042
C000177581_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,659
C000177581_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,528
C000177581_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,287
C000177581_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,641
C000177581_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000177581_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177581_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,410
C000177581_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,300
C000177581_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,348
C000177581_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,083
C000177581_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,073
C000177581_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,682
C000177581_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,555
C000177581_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,325
C000177581_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,680
C000088101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000088101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,272
C000088101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,202
C000088101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,534
C000088101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,465
C000088101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,778
C000088101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,787
C000088101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,893
C000088101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,965
C000088101_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,434
C000088101_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,645
C000088101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Bond Index
C000088101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,190
C000088101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,090
C000088101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,400
C000088101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,209
C000088101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,486
C000088101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,684
C000088101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,774
C000088101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,742
C000088101_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,203
C000088101_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,444
C000088101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000088101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000088101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,049
C000088101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,944
C000088101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,955
C000088101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,665
C000088101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,655
C000088101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,313
C000088101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000088101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,933
C000088101_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,276
C000088101_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,489